UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5689

                        Scudder Multi-Market Income Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Multi-Market Income Trust
Investment Portfolio as of August 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------


                                                                                          Principal
                                                                                          Amount ($) (a)        Value ($)
                                                                                          ---------------------------------



Corporate Bonds 49.8%
Consumer Discretionary 11.9%
Adesa, Inc., 7.625%, 6/15/2012                                                                290,000              292,900
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                                 390,000              363,675
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                      360,000              358,200
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                       370,000              348,725
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                      365,000              342,187
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009 (d)                                                                   110,000              112,750
144A, 8.0%, 4/15/2012                                                                         115,000              117,875
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                                115,000              127,363
Carrols Corp., 9.5%, 12/1/2008 (d)                                                            220,000              226,050
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                                          930,000              584,800
9.625%, 11/15/2009                                                                            505,000              407,787
10.25%, 9/15/2010                                                                             980,000            1,009,400
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                       410,000              438,700
Circus & Eldorado, 10.125%, 3/1/2012 (d)                                                       50,000               51,875
CSC Holdings, Inc., 7.875%, 12/15/2007                                                        425,000              451,562
Denny's Corp., 11.25% , 1/15/2008                                                             290,000              301,600
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                           1,166,000            1,437,095
DIMON, Inc.:
7.75%, 6/1/2013                                                                               375,000              349,688
Series B, 9.625%, 10/15/2011                                                                  645,000              665,962
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                      305,000              303,475
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                                1,085,000                  109
EchoStar DBS Corp., 6.375%, 10/1/2011                                                         300,000              300,750
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to
3/15/2009, 12.50% to 3/15/2010                                                                250,000              143,750
Foot Locker, Inc., 8.5%, 1/15/2022                                                            125,000              131,250
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                                   115,000              110,975
General Motors Corp., 8.25%, 7/15/2023                                                        470,000              495,429
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                                 150,000                    0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                                 335,000              261,719
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                   490,000              550,025
Kellwood Co., 7.625%, 10/15/2017                                                               70,000               76,716
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                                   140,000              142,100
Levi Strauss & Co.:
7.0%, 11/1/2006                                                                               170,000              167,450
12.25%, 12/15/2012 (d)                                                                        340,000              352,750
Lin Television Corp., 6.5%, 5/15/2013 (d)                                                      45,000               44,325
Marquee, Inc., 144A, 5.97%**, 8/15/2010                                                       110,000              112,200
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                             605,000              592,900
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                              265,000              287,525
NCL Corp., 144A, 10.625%, 7/15/2014                                                           340,000              350,200
Norcraft Holdings/Capital, 144A, Step-up Coupon,
 0% to 9/1/2008, 9.75% to 9/1/2012                                                             95,000               67,213
Paxson Communications Corp., 10.75%, 7/15/2008                                                180,000              180,900
PEI Holding, Inc., 11.0%, 3/15/2010                                                           335,000              388,600
Petro Stopping Centers, 9.0%, 2/15/2012                                                       715,000              743,600
Premier Entertainment Biloxi LLC\Finance, 144A,
10.75%, 2/1/2012                                                                              205,000              214,738
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                                     490,000              489,387
8.875%, 5/15/2011                                                                             255,000              249,900
Remington Arms Co., 10.5%, 2/1/2011                                                           260,000              239,200
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                 340,000              350,200
Rent-Way, Inc., 11.875%, 6/15/2010                                                             85,000               93,713
Restaurant Co., 11.25% 5/15/2008                                                              387,977              391,857
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                            335,000              302,338
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                                     370,000              424,575
Scientific Games Corp., 12.5%, 8/15/2010                                                      147,000              169,050
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                               725,000              748,562
8.75%, 12/15/2011                                                                             415,000              448,719
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                     345,000              362,250
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                            600,000              547,500
7.875%, 4/15/2013                                                                             310,000              306,512
Trump Holdings & Funding, 12.625%, 3/15/2010                                                  390,000              396,337
TRW Automotive, Inc., 11.0%, 2/15/2013                                                        150,000              181,500
United Auto Group, Inc., 9.625%, 3/15/2012                                                    355,000              394,050
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                  225,000              256,219
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                              150,000              151,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                             250,000              265,000
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                 380,000              374,300
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (d)                                          235,000              230,300
XM Satellite Radio, Inc., Step-up Coupon, 0% to
12/31/2005, 14% to 12/31/2009                                                                 360,003              348,303
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                505,000              484,169
                                                                                                              ------------
                                                                                                                22,212,334

Consumer Staples 1.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                      157,000              164,654
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                      215,000              236,500
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014                                                            185,000               97,125
North Atlantic Trading Co., 9.25%, 3/1/2012                                                   140,000              136,500
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                         65,000               61,913
144A, 8.25%, 12/1/2013                                                                        235,000              223,837
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                                 125,000              124,375
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                               175,000              172,375
Rite Aid Corp.:
6.875%, 8/15/2013                                                                             425,000              391,000
11.25%, 7/1/2008                                                                              465,000              513,825
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                              180,000              180,900
Swift & Co., 12.5%, 1/1/2010                                                                   40,000               43,500
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                            70,000               75,600
Wornick Co., 144A, 10.875%, 7/15/2011                                                         340,000              357,000
                                                                                                              ------------
                                                                                                                 2,779,104

Energy 5.5%
Avista Corp., 9.75%, 6/1/2008                                                                 520,000              613,600
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                             330,000              334,125
9.0%, 8/15/2012                                                                               115,000              131,100
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                      995,000            1,161,662
Continental Resources, Inc., 10.25%, 8/1/2008                                                 605,000              625,419
Edison Mission Energy, 7.73%, 6/15/2009                                                       665,000              696,588
El Paso Production Holding Corp., 7.75%, 6/1/2013                                             580,000              569,850
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                                   465,000              503,088
Series C, 7.375%, 11/15/2031                                                                  110,000              122,893
Mission Resources Corp., 9.875%, 4/1/2011                                                     215,000              232,200
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                         445,000              453,900
ON Semiconductor Corp., 13.0%, 5/15/2008 (d)                                                  455,000              511,875
Pemex Project Funding Master Trust:
7.375%, 12/15/2014                                                                          2,200,000            2,412,300
8.625%, 2/1/2022                                                                              330,000              376,200
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                   275,000              309,375
Stone Energy Corp., 8.25%, 12/15/2011                                                         460,000              488,750
Williams Cos., Inc.:
8.125%, 3/15/2012 (d)                                                                         260,000              299,000
8.75%, 3/15/2032                                                                              435,000              488,287
                                                                                                              ------------
                                                                                                                10,330,212

Financials 4.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                      635,000              644,525
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                           183,000              182,085
8.5%, 1/31/2012                                                                               195,000              194,025
AmeriCredit Corp., 9.25%, 5/1/2009                                                            620,000              654,100
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                         170,000              108,155
BF Saul REIT, 7.5%, 3/1/2014                                                                  555,000              555,000
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                                   240,000              242,400
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                               100,000              105,000
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                        87,783               87,783
144A, 16.0%, 5/15/2012                                                                         88,604               99,680
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                               145,000              153,700
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                480,000              489,600
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                            410,000              484,239
FINOVA Group, Inc., 7.5%, 11/15/2009                                                        1,300,050              648,399
iStar Financial, Inc., 6.0%, 12/15/2010                                                       325,000              335,487
Poster Financial Group, Inc., 8.75%, 12/1/2011                                                300,000              307,500
PXRE Capital Trust I, 8.85%, 2/1/2027                                                         200,000              198,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                 690,000              491,625
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                              185,000              218,762
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                      80,000               81,600
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                           345,000              288,937
UAP Holdings Corp., 144A, Step-up Coupon,
 0% to 1/15/2008, 10.75% to 7/15/2012                                                         240,000              182,400
UGS Corp., 144A, 10.0%, 6/1/2012                                                               75,000               81,750
Universal City Development, 11.75%, 4/1/2010                                                  495,000              574,200
                                                                                                              ------------
                                                                                                                 7,408,952

Health Care 1.5%
aaiPharma, Inc., 11.0%, 4/1/2010 (d)                                                          265,000              183,513
AmeriPath, Inc., 10.5%, 4/1/2013                                                              270,000              276,750
AmerisourceBergen Corp., 7.25%, 11/15/2012 (d)                                                 10,000               10,700
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                                        235,000              216,200
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                         345,000              320,850
InSight Health Services Corp., Series B, 9.875%,
11/1/2011 (d)                                                                                 170,000              172,125
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                 225,000              191,250
Tenet Healthcare Corp., 6.375%, 12/1/2011                                                   1,515,000            1,344,562
US Oncology, Inc., 144A, 10.75%, 8/15/2014                                                     60,000               63,150
                                                                                                              ------------
                                                                                                                 2,779,100

Industrials 8.6%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                            235,000              253,800
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                        280,000              295,400
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                                  735,000              705,600
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                      56,000               64,960
Avondale Mills, Inc.:
8.75%, 7/1/2012                                                                               329,000              225,600
10.25%, 7/1/2013                                                                              155,000               74,400
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                               465,000              423,150
9.25%, 5/1/2021                                                                               135,000              147,825
Cenveo Corp., 7.875%, 12/1/2013                                                               385,000              366,712
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                  225,000              234,000
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                                   640,000              656,000
Collins & Aikman Products Co., 10.75%, 12/31/2011                                             450,000              463,500
Congoleum Corp., 8.625%, 8/1/2008 *                                                           220,000              185,900
Continental Airlines, Inc., 8.0%, 12/15/2005 (d)                                              325,000              297,375
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                               380,000              370,500
Corrections Corp. of America, 9.875%, 5/1/2009                                                405,000              452,081
Dana Corp.:
7.0%, 3/1/2029                                                                                530,000              532,650
9.0%, 8/15/2011                                                                               265,000              317,669
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (d)                                                                          125,000               59,063
7.9%, 12/15/2009 (d)                                                                          340,000              108,800
Erico International Corp., 8.875%, 3/1/2012                                                   210,000              216,300
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                  150,000               88,500
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                         265,000              233,200
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                                    215,000              198,572
GS Technologies Operating Co., 12.0%, 9/1/2004 *                                               68,786                  172
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                       230,000              228,275
11.125%, 11/15/2007                                                                           415,000              487,625
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                           385,000              423,500
Interface, Inc., 9.5%, 2/1/2014                                                               270,000              276,750
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                  430,000              478,375
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                              55,000               60,500
J Crew Operating Corp., 10.375%, 10/15/2007                                                    10,000               10,200
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                   45,000               50,738
Kansas City Southern:
7.5%, 6/15/2009                                                                               550,000              555,500
9.5%, 10/1/2008                                                                               420,000              455,700
Laidlaw International, Inc., 10.75%, 6/15/2011                                                365,000              416,100
Meritage Homes Corp., 7.0%, 5/1/2014                                                          310,000              304,575
Millennium America, Inc.:
7.625%, 11/15/2026                                                                            680,000              615,400
9.25%, 6/15/2008 (d)                                                                          195,000              212,550
144A, 9.25%, 6/15/2008                                                                        415,000              452,350
Motors and Gears, Inc., 10.75%, 11/15/2006                                                    480,000              441,600
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                        360,000              372,600
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                       185,000              190,550
Sea Containers Ltd., "A", 10.5%, 5/15/2012                                                    255,000              262,012
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                             280,000              277,200
Ship Finance International Ltd., 8.5%, 12/15/2013                                             600,000              588,000
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (d)                                                                           315,000              308,700
10.375%, 7/1/2012                                                                             325,000              353,437
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                        225,000              259,875
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                    295,000              289,100
United Rentals North America, Inc., 6.5%, 2/15/2012 (d)                                       525,000              498,750
Westlake Chemical Corp., 8.75%, 7/15/2011                                                      94,000              104,575
                                                                                                              ------------
                                                                                                                15,946,266

Information Technology 0.6%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                    285,000              296,400
DigitalNet, Inc., 9.0%, 7/15/2010                                                              35,000               37,975
Itron, Inc., 144A, 7.75%, 5/15/2012                                                           145,000              146,450
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                          670,000              525,950
7.25%, 7/15/2006 (d)                                                                          185,000              192,862
                                                                                                              ------------
                                                                                                                 1,199,637

Materials 6.7%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                         390,000              292,500
ARCO Chemical Co., 9.8%, 2/1/2020                                                           1,605,000            1,621,050
ASARCO, Inc., 7.875%, 4/15/2013                                                               110,000               93,500
Associated Materials, Inc., 144A, Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                            835,000              590,762
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                              415,000              438,863
Constar International, Inc., 11.0%, 12/1/2012 (d)                                             200,000              193,000
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                             295,000              314,175
13.0%, 6/15/2009                                                                              470,000              455,900
Euramax International, Inc., 8.5%, 8/15/2011                                                  120,000              127,200
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                            375,000              187,500
Georgia-Pacific Corp.:
7.375%, 12/1/2025                                                                             375,000              376,875
8.0%, 1/15/2024                                                                               660,000              711,150
9.375%, 2/1/2013                                                                              575,000              677,062
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                            240,000              251,700
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                       430,000              490,200
Huntsman International LLC, 11.625%, 10/15/2010                                               495,000              554,400
IMC Global, Inc., 10.875%, 8/1/2013                                                            90,000              113,400
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                        715,000              689,975
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014                                                       525,000              560,438
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                               215,000              216,075
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                        399,000              428,925
144A, 13.0%, 9/30/2013                                                                        305,879              311,997
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                      125,000              137,500
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (d)                                          235,000              247,925
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010                                              435,000              195,750
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                          75,000               66,188
11.125%, 9/1/2009                                                                             325,000              348,562
13.0%, 6/1/2010 (d)                                                                            35,000               32,200
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                   60,000               52,200
Radnor Holdings Corp., 11.0%, 3/15/2010                                                       255,000              214,200
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                               185,000              185,000
TriMas Corp., 9.875%, 6/15/2012                                                               770,000              816,200
United States Steel LLC, 9.75%, 5/15/2010 (d)                                                 360,000              405,000
                                                                                                              ------------
                                                                                                                12,397,372

Telecommunication Services 6.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                          1,420,000            1,153,750
American Tower Corp.:
144A, 7.5%, 5/1/2012 (d)                                                                      235,000              237,350
9.375%, 2/1/2009 (d)                                                                          285,000              304,238
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                              135,000              126,900
8.375%, 1/15/2014 (d)                                                                       1,225,000            1,084,125
Crown Castle International Corp., 9.375%, 8/1/2011                                            155,000              179,025
Dobson Communications Corp., 8.875%, 10/1/2013                                                380,000              260,300
GCI, Inc., 7.25%, 2/15/2014                                                                   250,000              245,000
Insight Midwest LP, 9.75%, 10/1/2009                                                          195,000              204,750
LCI International, Inc., 7.25%, 6/15/2007                                                     525,000              464,625
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                         105,000               88,725
MCI, Inc.:
6.688%, 5/1/2009 (d)                                                                          530,000              499,525
7.735%, 5/1/2014                                                                              795,000              734,381
Nextel Communications, Inc., 5.95%, 3/15/2014                                                 250,000              237,500
Nextel Partners, Inc., 8.125%, 7/1/2011                                                       280,000              291,900
Northern Telecom Capital, 7.875%, 6/15/2026                                                   620,000              576,600
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                         555,000              578,587
Qwest Corp., 7.25%, 9/15/2025                                                               1,710,000            1,491,975
Qwest Services Corp.:
144A, 14.0%, 12/15/2010                                                                       580,000              674,250
144A, 14.5%, 12/15/2014                                                                       615,000              730,312
Rural Cellular Corp., 9.875%, 2/1/2010                                                        285,000              282,863
SBA Telecom, Inc., Step-up coupon, 0% to
12/15/2007, 9.75% to 12/15/2011                                                               295,000              230,100
Triton PCS, Inc., 8.5%, 6/1/2013                                                              220,000              199,650
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                                 465,000              476,625
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                  235,000              240,875
Western Wireless Corp., 9.25%, 7/15/2013                                                       15,000               15,413
                                                                                                              ------------
                                                                                                                11,609,344

Utilities 3.3%
AES Corp., 144A, 8.75%, 5/15/2013                                                             165,000              183,563
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (d)                                   300,000              318,000
Calpine Corp.:
7.75%, 4/15/2009 (d)                                                                           70,000               42,875
8.25%, 8/15/2005                                                                              140,000              136,500
144A, 8.5%, 7/15/2010                                                                         230,000              180,550
CMS Energy Corp.:
7.5%, 1/15/2009                                                                               240,000              250,800
144A, 7.75%, 8/1/2010 (d)                                                                      95,000               99,987
8.5%, 4/15/2011 (d)                                                                           595,000              645,575
DPL, Inc., 6.875%, 9/1/2011 (d)                                                               935,000              972,400
Illinova Corp., 11.5%, 12/15/2010                                                             685,000              815,150
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                    1,285,000            1,349,250
PG&E Corp., 6.875%, 7/15/2008                                                                 505,000              547,925
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                             595,000              639,625
                                                                                                              ------------
                                                                                                                 6,182,200

                                                                                                              ------------
Total Corporate Bonds (Cost $93,727,402)                                                                        92,844,521

Foreign Bonds - US$ Denominated 58.4%

Alestra SA de RL de CV, 8.0%, 6/30/2010                                                       225,000              184,500
Antenna TV SA, 9.0%, 8/1/2007                                                                 246,000              247,230
Aries Vermogensverwaltung GmbH:
144A, 9.6%, 10/25/2014                                                                        250,000              280,000
Series C, 9.6%, 10/25/2014                                                                  1,500,000            1,677,225
Avecia Group PLC, 11.0%, 7/1/2009                                                             940,000              752,000
Axtel SA, 11.0%, 12/15/2013                                                                   430,000              436,450
Biovail Corp., 7.875%, 4/1/2010 (d)                                                           490,000              496,125
Burns Philp Capital Property, 10.75%, 2/15/2011                                               100,000              109,500
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                             905,000              576,938
Cascades, Inc., 7.25%, 2/15/2013                                                              490,000              508,375
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                             470,000              434,750
Conproca SA de CV, 12.0%, 6/16/2010                                                           335,000              420,425
Corp Durango SA:
13.125%, 8/1/2006 *                                                                           115,000               67,275
144A, 13.75%, 7/15/2009 *                                                                     435,000              254,475
CP Ships Ltd., 10.375%, 7/15/2012                                                             360,000              409,950
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                     200,000              232,500
Dominican Republic:
9.04%, 1/23/2013                                                                            1,790,000            1,235,100
144A, 9.04%, 1/23/2013                                                                        180,000              124,200
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                            100,000              105,980
Eircom Funding, 8.25%, 8/15/2013 (d)                                                          300,000              324,000
EMBRATEL, Series B, 11.0%, 12/15/2008                                                         295,000              324,500
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                          200,000                   20
11.5%, 12/15/2007 *                                                                           550,000                   55
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                        895,000              895,000
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR
plus .875%, Series L, 2.125%**, 4/15/2012                                                   5,458,844            4,912,960
8.875%, 4/15/2024 (d)                                                                         270,000              246,375
11.0%, 8/17/2040                                                                            3,200,000            3,424,000
11.5%, 3/12/2008                                                                              900,000            1,026,000
14.5%, 10/15/2009                                                                             800,000            1,008,800
Flextronics International Ltd., 6.5%, 5/15/2013                                               240,000              240,000
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                                       205,000              211,150
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                           295,000              320,075
Government of Jamaica, 10.625%, 6/20/2017                                                   2,200,000            2,167,000
Government of Ukraine:
6.875%, 3/4/2011                                                                              700,000              693,000
7.65%, 6/11/2013                                                                            1,240,000            1,253,640
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049 *(d)                                      65,000               36,725
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                                 485,000              475,300
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                      285,000              310,650
INTELSAT, 6.5%, 11/1/2013                                                                     230,000              198,070
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                        430,000              491,275
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                               390,000              399,750
LeGrand SA, 8.5%, 2/15/2025                                                                   375,000              408,281
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                       315,000              332,193
Luscar Coal Ltd., 9.75%, 10/15/2011                                                           335,000              377,713
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                    345,000              341,550
Mizuho Financial Group, 8.375%, 12/29/2049                                                    240,000              257,752
Mobifon Holdings BV, 12.5% , 7/31/2010                                                        480,000              556,800
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                        250,000              247,500
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                430,000              361,200
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                       1,450,308            1,387,000
Nortel Networks Corp., 6.875%, 9/1/2023                                                       140,000              125,300
Nortel Networks Ltd., 6.125%, 2/15/2006                                                     1,110,000            1,126,650
Petroleos Mexicanos SA, 9.5%, 9/15/2027                                                       330,000              402,600
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                1,178,020            1,266,371
Petroliam Nasional Berhad, 7.75%, 8/15/2015                                                 1,300,000            1,539,442
Republic of Argentina:
9.75%, 9/19/2027 *                                                                          2,200,000              624,360
Series BGL4, 11.0%, 10/9/2006 *                                                               900,000              285,750
11.375%, 3/15/2010 *                                                                        6,760,000            2,078,700
Series BGL5, 11.375%, 1/30/2017 *                                                              65,000               20,475
11.75%, 4/7/2009 *                                                                            285,000               87,637
11.75%, 12/31/2049 *                                                                          480,000              148,800
Series 2018, 12.25%, 6/19/2018 *                                                            2,334,750              665,404
Republic of Bulgaria, 8.25%, 1/15/2015                                                      5,790,000            7,101,435
Republic of Ecuador, Step-up Coupon, 8.0%**, 8/15/2030                                      3,200,000            2,512,000
Republic of Philippines:
9.375%, 1/18/2017                                                                           2,600,000            2,736,500
9.875%, 1/15/2019                                                                           1,820,000            1,906,450
Republic of South Africa, 8.5%, 6/23/2017                                                     500,000              596,250
Republic of Turkey:
9.0%, 6/30/2011                                                                               150,000              164,250
9.5%, 1/15/2014                                                                             1,180,000            1,327,500
10.5%, 1/13/2008                                                                            1,800,000            2,049,750
11.0%, 1/14/2013                                                                            1,200,000            1,458,000
11.75%, 6/15/2010                                                                           2,000,000            2,460,000
11.875%, 1/15/2030  (c)                                                                     5,570,000            7,547,350
12.375%, 6/15/2009                                                                          1,800,000            2,232,000
Republic of Uruguay:
7.5%, 3/15/2015                                                                             1,780,000            1,477,400
7.875%, 1/15/2033                                                                             308,100              227,224
Republic of Venezuela:
2.633%**, 4/20/2011                                                                         3,100,000            2,579,200
5.375%, 8/7/2010                                                                            1,000,000              871,200
Series A, Collateralized Par Bond, 6.75%, 3/31/2020 (b)                                     1,000,000              947,500
10.75%, 9/19/2013                                                                           1,000,000            1,087,500
Rhodia SA:
7.625%, 6/1/2010 (d)                                                                          420,000              386,400
10.25%, 6/1/2010 (d)                                                                          185,000              188,700
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                        180,000              172,350
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                          10,400,000            9,968,400
11.0%, 7/24/2018                                                                              500,000              654,350
12.75%, 6/24/2028                                                                           1,400,000            2,124,500
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                     500,000              451,250
Series VII, 3.0%, 5/14/2011                                                                   310,000              243,536
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                                           190,000              187,150
Shaw Communications, Inc.:
Series B, 7.2%, 12/15/2011                                                                     45,000               48,072
Series B, 7.25%, 4/6/2011 (d)                                                                 185,000              197,817
8.25%, 4/11/2010                                                                              655,000              732,928
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                    140,000              143,675
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                   190,000              187,625
Stena AB, 9.625% , 12/1/2012                                                                   80,000               88,900
Telenet Group Holding NV, 144A, Step-up Coupon,
 0% to 12/15/2008, 11.5% to 6/15/2014                                                       1,110,000              763,125
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                                 1,105,000            1,163,012
TFM SA de CV:
10.25%, 6/15/2007                                                                           1,100,000            1,135,750
11.75%, 6/15/2009                                                                             480,000              482,400
12.5%, 6/15/2012                                                                               82,000               90,200
United Mexican States:
7.5%, 4/8/2033                                                                              2,400,000            2,535,600
8.0%, 9/24/2022                                                                             2,350,000            2,649,625
8.125%, 12/30/2019                                                                          2,900,000            3,335,000
9.875%, 2/1/2010                                                                              800,000              992,800
Vicap SA, 11.375%, 5/15/2007 (d)                                                              105,000              103,688
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                        195,000              189,150
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                             350,000              315,000

                                                                                                              ------------
Total Foreign Bonds - US$ Denominated (Cost $106,083,383)                                                      108,965,333

Foreign Bonds - Non US$ Denominated 12.8%

Aries Vermogensverwaltung GmbH, 144A, Series B,
7.75%, 10/25/2009                                                        EUR                1,750,000            2,272,311
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                         EUR                  190,000              235,874
Federative Republic of Brazil, 11.0%, 2/4/2010                           EUR                1,800,000            2,431,766
Government of Jamaica, 11.0%, 7/27/2012                                  EUR                  200,000              254,983
Huntsman International LLC, 10.125%, 7/1/2009                            EUR                  290,000              356,489
Ispat Europe Group SA, 11.875%, 2/1/2011                                 EUR                  715,000              983,356
Mexican Bond, Series M-20, 8.0%, 12/7/2023                               MXN               71,900,000            4,776,485
Pemex Project Funding Master Trust, 6.375%, 8/5/2016                     EUR                  850,000            1,052,640
Republic of Argentina:
7.5%, 5/23/2049 *                                                        EUR                1,669,606              467,378
7.875%, 7/29/2005 *                                                      EUR                  127,823               40,449
8.0%, 2/26/2008 *                                                        EUR                1,710,000              546,326
9.0%, 5/24/2049 *                                                        EUR                  470,000              150,159
10.25%, 2/6/2049 *                                                       EUR                  766,938              250,162
10.5%, 11/29/2049 *                                                      EUR                1,022,584              329,816
11.75%, 11/13/2026 *                                                     EUR                  577,760              186,346
Republic of Philippines, 9.125%, 2/22/2010                               EUR                2,500,000            3,207,059
Republic of Romania:
5.75%, 7/2/2010                                                          EUR                  900,000            1,162,757
8.5%, 5/8/2012                                                           EUR                3,380,000            5,051,745
TRW Automotive, Inc., 11.75%, 2/15/2013                                  EUR                  120,000              177,453

                                                                                                              ------------
Total Foreign Bonds - Non US$ Denominated (Cost $22,361,463)                                                    23,933,554

Asset Backed 0.1%
Automobile Receivables 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010
(Cost $213,418)                                                                               207,494              195,044

Convertible Bonds 0.3%
DIMON, Inc., 6.25%, 3/31/2007                                                                 455,000              427,700
HIH Capital Ltd.:
Series DOM, 144A, 7.5%, 9/25/2006                                                              75,000               67,500
Series EURO, 144A, 7.5%, 9/25/2006                                                             35,000               31,500

                                                                                                              ------------
Total Convertible Bonds (Cost $519,304)                                                                            526,700

US Government Backed 1.0%

US Treasury Bond:
10.375%, 11/15/2009 (d)                                                                       500,000              509,121
12.0%, 8/15/2013 (d)                                                                        1,000,000            1,328,750

                                                                                                              ------------
Total US Government Backed (Cost $1,952,568)                                                                     1,837,871

                                                                                             Units               Value ($)
                                                                                             -----               ---------
Other 0.0%

SpinCycle, Inc.*                                                                                3,456               19,457
SpinCycle, Inc., "F"*                                                                              24                  135

                                                                                                              ------------
Total Other (Cost $8,446)                                                                                           19,592


                                                                                             Shares              Value ($)
                                                                                             ------              ---------
Common Stocks 0.0%
Catalina Restaurant Group, Inc.*                                                                1,474                2,359
IMPSAT Fiber Networks, Inc.*                                                                    8,203               41,835

                                                                                                              ------------
Total Common Stocks (Cost $490,737)                                                                                 44,194


Warrants 0.0%
DeCrane Aircraft Holdings, Inc., 144A*                                                            350                    3
Destia Communications, Inc., 144A*                                                                370                    0

                                                                                                              ------------
Total Warrants (Cost $4)                                                                                                 3

Preferred Stocks 0.4%
Paxson Communications Corp., 14.25% (PIK)                                                          49              406,700
TNP Enterprises, Inc., 14.5% "D", (PIK)                                                         1,875              224,070

                                                                                                              ------------
Total Preferred Stocks (Cost $713,799)                                                                             630,770

Convertible Preferred Stocks 0.3%
Hercules Trust II, 6.5%
(Cost $458,441)                                                                                   720              547,200

                                                                                             Principal
                                                                                             Amount ($)          Value ($)
                                                                                             ----------          ---------

Loan Participation 0.9%

Republic of Algeria, Floating Rate Debt Conversion
Bond, LIBOR plus .8125%, 2.813%**, 3/4/2010
(Cost $1,642,427)                                                                           1,692,000            1,675,080

                                                                                             Shares              Value ($)
                                                                                             ------              ---------

Securities Lending Collateral 8.5%

Daily Assets Fund Institutional, 1.55% (c) (e)
(Cost $15,868,835)                                                                         15,868,835           15,868,835

Cash Equivalents 5.8%

Scudder Cash Management QP Trust, 1.54% (b)
(Cost $10,815,850)                                                                         10,815,850           10,815,850


                                                                                             % of
                                                                                             Net Assets          Value ($)
                                                                                             ----------          ---------

Total Investment Portfolio  (Cost $254,856,077)                                                 138.3          257,904,547
Other Assets and Liabilities, Net                                                                -7.2          -13,368,877
Notes Payable                                                                                   -31.1          -58,000,000

Net Assets                                                                                        100          186,535,670
                                                                                                              ============



* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $15,546,857, which is 8.4% of total net assets.

(e)  Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.


Currency Abbreviation
---------------------
  EUR   Euro
  MXN   Mexican Peso

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Multi-Market Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Multi-Market Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004